Business Segment Information	12 Months Ended
Dec. 31, 2021
Business Segment Information
Business Segment Information

Note 5. Business Segment Information

The Group’s assets include its iron ore royalty, financial services and other resource interests and other proprietary investments. In addition, the Group owns other merchant banking assets and seeks to invest in businesses or assets whose intrinsic value is not properly reflected. The Group’s investing activities are generally not passive. The Group actively seeks investments where its financial expertise and management can add or unlock value.

The Group currently has three separate and independently managed operating subgroups underneath its corporate umbrella. In reporting to management, the Group’s operating results are currently categorized into the following operating segments: Royalty, Industrial, Merchant Banking and All Other segments  which include corporate activities.

Basis of Presentation

In reporting segments, certain of the Group’s business lines have been aggregated where they have similar economic characteristics and are similar in each of the following areas: (a) the nature of the products and services; (b) the methods of distribution; and (c) the types or classes of customers/clients for the products and services.

The Group’s Royalty segment includes an interest in the Scully iron ore mine in the Province of Newfoundland and Labrador, Canada. The Group’s Industrial segment includes multiple projects in resources and services around the globe. It seeks opportunities to benefit from long-term industrial and services assets, including natural gas, with a focus on East Asia. The Group’s Merchant Banking segment has a subsidiary with its bonds listed on the Malta Stock Exchange and comprises regulated merchant banking businesses with a focus on Europe. In addition, the Merchant Banking segment holds two industrial real estate parks in Europe.

The All Other segment includes the Group’s corporate and small entities whose quantitative amounts do not exceed 10% of any of the Group’s: (a) reported revenue; (b) net income; or (c) total assets.

The accounting policies of the operating segments are the same as those described in the summary of significant accounting policies in Note 2B. The chief operating decision maker evaluates performance on the basis of income or loss from operations before income taxes and does not consider acquisition accounting adjustments in assessing the performance of the Group’s reporting segments. The segment information presented below is prepared according to the following methodologies: (a) revenue and expenses directly associated with each segment are included in determining pre-tax earnings; (b) intersegment sales and transfers are accounted for as if the sales or transfers were to third parties at current market prices; (c) certain selling, general and administrative expenses paid by corporate, particularly incentive compensation and share-based compensation, are not allocated to reporting segments; (d) all intercompany investments, receivables and payables are eliminated in the determination of each segment’s assets and liabilities; (e) deferred income tax assets and liabilities are not allocated; and (f) gains or losses on dispositions of subsidiaries which include reclassification of realized cumulative translation adjustments from equity to profit or loss on disposals of subsidiaries, write-offs of intercompany accounts, changes in intercompany account balances and cash used (received) in acquisition (disposition) of a subsidiary are allocated to corporate and included within the Group's All Other segment.

Note 5. Business Segment Information (continued)

Segment Operating Results

	Year ended December 31, 2021
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Revenue from external customers	$40,335	$23,428	$6,527	$1,001	$71,291
Intersegment sale	—	3,385	6,663	4,371	14,419
Interest expense	2	202	1,715	16	1,935
Depreciation, depletion and amortization	4,911	5,754	357	1	11,023
Income (loss) before income taxes	26,892	(4,739)	736	(5,342)	17,547

	Year ended December 31, 2020
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Revenue from external customers	$31,360	$17,666	$10,406	$—	$59,432
Intersegment sale	—	62	2,927	737	3,726
Interest expense	—	31	1,834	16	1,881
Depreciation, depletion and amortization	5,225	5,833	410	2	11,470
Income (loss) before income taxes	25,293	(1,229)	832	(13,717)	11,179

	Year ended December 31, 2019
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Revenue from external customers	$5,496	$100,184	$7,565	$22	$113,267
Intersegment sale	—	6	3,455	948	4,409
Interest expense	—	323	601	26	950
Depreciation, depletion and amortization	1,628	6,340	261	58	8,287
Income (loss) before income taxes	4,419	(15,840)	4,800	(10,163)	(16,784)

	As at December 31, 2021
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Segment assets	$216,900	$148,426	$96,934	$47,706	$509,966

	As at December 31, 2020
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Segment assets	$226,645	$153,240	$107,440	$21,800	$509,125

	As at December 31, 2021
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Segment liabilities	$49,566	$44,703	$42,480	$683	$137,432

	As at December 31, 2020
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Segment liabilities	$53,519	$36,437	$49,645	$800	$140,401

Note 5. Business Segment Information (continued)

	Year ended December 31, 2021
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Cash provided by (used in) operating activities	$27,400	$1,836	$260	$(36,133)	$(6,637)
Cash used in investing activities	—	(1)	(970)	—	(971)
Cash used in financing activities	—	(208)	(216)	—	(424)
Exchange rate effect on cash	(2)	476	(3,389)	2,268	(647)
Change in cash	$27,398	$2,103	$(4,315)	$(33,865)	$(8,679)

	Year ended December 31, 2021
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Cash provided by (used in) operating activities	$11,394	$2,298	$(3,620)	$(31,343)	$(21,271)
Cash (used in) provided by investing activities	—	(111)	4,185	(655)	3,419
Cash provided by (used in) financing activities	80	(284)	(197)	(97)	(498)
Exchange rate effect on cash	(35)	1,461	4,055	(1,853)	3,628
Change in cash	$11,439	$3,364	$4,423	$(33,948)	$(14,722)

	Year ended December 31, 2020
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Cash (used in) provided by operating activities	$(98)	$1,678	$(2,685)	$(8,702)	$(9,807)
Cash used in investing activities	—	(7,262)	(1,174)	(1,766)	(10,202)
Cash (used in) provided by financing activities	—	(532)	35,133	191	34,792
Exchange rate effect on cash	—	(2,710)	(1,771)	212	(4,269)
Change in cash	$(98)	$(8,826)	$29,503	$(10,065)	$10,514

Geographic Information

Due to the highly integrated nature of international products and services, merchant banking activities and markets, and a significant portion of the Group’s activities requiring cross-border coordination in order to serve the Group’s customers and clients, the methodology for allocating the Group’s profitability to geographic regions is dependent on estimates and management judgment.

Geographic results are generally determined as follows:

Segment	Basis for attributing revenue
Royalty	Locations of operations
Industrial	Locations of external customers or the reporting units, whichever is appropriate
Merchant Banking	Locations of external customers or the reporting units, whichever is appropriate
All Other	Locations of the reporting units

Note 5. Business Segment Information (continued)

Due to the nature of cross-border business, the Group presents its geographic information by geographic regions, instead of by countries. The following table presents revenue from external customers by geographic region of such customers, locations of operations or the reporting units, whichever is appropriate:

Years ended December 31:	2021	2020	2019
Canada	$56,609	$39,493	$13,730
Africa	3,971	3,358	4,114
Americas	5,263	8,877	5,880
Asia	286	604	1,909
Europe	5,162	7,100	87,634
	$71,291	$59,432	$113,267

Except for the geographic concentrations as indicated in the above table and a customer in the Royalty segment located in Canada representing approximately 56%, 53% and 5%, respectively, and a customer of a former subsidiary in the Industrial segment located in Slovakia representing approximately nil%, nil% and 13%, respectively, of the Group’s revenue for the years ended December 31, 2021, 2020 and 2019, there were no other revenue concentrations during the years  ended December 31, 2021, 2020 and 2019.

The following table presents non-current assets other than financial instruments, deferred income tax assets and other non-current assets by geographic area based upon the location of the assets.

As at December 31:	2021	2020
Canada	$276,081	$284,151
Americas	5	6
Africa	25,835	27,641
Asia	1	5
Europe	49,146	52,297
	$351,068	$364,100